SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Summary of Amortized Costs, Gross Unrealized Gains and Losses and Estimated Fair Values of Available-For-Sale Marketable Securities
The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2021 and 2020:

	Amortized cost		Gross unrealized gains		Gross unrealized losses		Estimated fair value (Level 2 within the fair value hierarchy)
	December 31,		December 31,		December 31,		December 31,
	2021	2020	2021	2020	2021	2020	2021	2020
Corporate debentures	$1,012,615	$973,029	$3,883	$15,016	$(5,560)	$(343)	$1,010,939	$987,702
U.S. Treasuries	14,658	17,613	156	418	—	—	14,815	18,031
U.S. Government Agencies	16,005	6,546	—	3	(169)	—	15,835	6,549
	$1,043,278	$997,188	$4,039	$15,437	$(5,729)	$(343)	$1,041,589	$1,012,282

Scheduled Maturities of Available-for-Sale Marketable Securities
The scheduled maturities of available-for-sale marketable securities as of December 31, 2021 are as follows:

	Amortized cost	Estimated fair value
Due within one year	$280,261	$281,365
Due after one year through five years	763,017	760,224
	$1,043,278	$1,041,589

Schedule of Unrealized Losses and Fair Values
Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2021 and 2020 are as indicated in the following tables:

	December 31, 2021
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate debentures	$494,731	$(4,413)	$156,840	$(1,147)	$651,571	$(5,560)
U.S. Treasuries	—	—	—	—	—	—
U.S. Government Agencies	15,835	(169)	—	—	15,835	(169)
	$510,566	$(4,582)	$156,840	$(1,147)	$667,406	$(5,729)

	December 31, 2020
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate debentures	$194,587	$(337)	$8,590	$(6)	$203,177	$(343)
U.S. Treasuries	2,936	—	—	—	2,936	—
U.S. Government Agencies	—	—	—	—	—	—
	$197,523	$(337)	$8,590	$(6)	$206,113	$(343)